Taxes on Income (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Taxes on Income [Abstract]
Beginning Balance	$ 6,601	$ 4,024	$ 3,280
Increase due to consolidation in a subsidiary			66
Decrease related to prior years' tax positions	(243)	(198)	(135)
Increase related to current year tax positions	1,999	2,775	813
Ending Balance	$ 8,357	$ 6,601	$ 4,024